MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2016
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
16.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits from continuing operations were $1,970, $2,629 and $1,548 and from discontinued operations were $3,793, $2,855 and $3,425 for the years ended December 31, 2014, 2015 and 2016, respectively.